Expense Example {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Investor PRO-09 - Emerging Markets Portfolio - VIP Emerging Markets Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225